TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables
Schedule of trade payable

	2025	2024

Trade payables	67.7	69.4
Related parties	245.3	258.3
Non-current	313.0	327.7

Trade payables	22,596.1	24,042.9
Related parties	1,146.7	1,180.6
Current	23,742.8	25,223.5

Total	24,055.8	25,551.2